Financial Instruments - Summary of Exposure to Currency Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 246,063	$ 3,558	₨ 179,843
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	528,515	7,642	438,388
Financial liabilities	994,981	14,386	858,214
Currency risk [member] | India, Rupees
Disclosure of detailed information about financial instruments [line items]
Financial assets	330,048	4,773	356,944
Financial liabilities	695,617	10,058	616,168
Currency risk [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	141,865	2,051	71,891
Financial liabilities	257,825	3,728	222,888
Currency risk [member] | Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	56,602	818	9,553
Financial liabilities	₨ 41,539	$ 600	₨ 19,158